TAXES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	As of
	June 30,	December 31,
	2025	2024
Income tax payable	$447,867	$269,809
Other tax payable	157,263	113,910
Total tax payable	$605,130	$383,719